Schedule of Assets (Held at Year-End) - Schedule of Assets (Held at Year-End) (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule of Assets (Held at Year-End) [Abstract]
Cost	$ 25,963,927
Total Investments	44,403,879
Mutual Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Current Value	$ 1,045,347
Investment, Identifier [Axis]: American Funds - American Balanced R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	American Funds - American Balanced R6 [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 14,232
Investment, Identifier [Axis]: American Funds - New World R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	American Funds - New World R6 [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 4,514
Investment, Identifier [Axis]: Community Trust Bancorp, Inc. - Common Stock [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Party-in-interest	true	[2]
Identity of Issuer, Borrower, Lessor, or Similar Party	Community Trust Bancorp, Inc. - Common Stock [Member]	[2]
Description of Investment	Common Stock [Member]	[2]
Number of shares (in Shares) | shares	766,780	[2]
Cost	$ 25,963,927	[2]
Current Value	$ 43,323,070	[2]
Investment, Identifier [Axis]: Community Trust Bancorp, Inc. [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Community Trust Bancorp, Inc. [Member]
Description of Investment	Common Stock [Member]
Investment, Identifier [Axis]: Community Trust Bancorp, Inc.1 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Community Trust Bancorp, Inc. [Member]
Description of Investment	Common Stock [Member]
Investment, Identifier [Axis]: Dodge & Cox - Income Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Dodge & Cox - Income Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 77,916
Investment, Identifier [Axis]: Dodge & Cox - Stock Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Dodge & Cox - Stock Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 120,001
Investment, Identifier [Axis]: Federated - Hermes MDT Small Cap Core R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Federated - Hermes MDT Small Cap Core R6 [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 18,393
Investment, Identifier [Axis]: Fidelity - 500 Index Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity - 500 Index Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 388,110
Investment, Identifier [Axis]: Goldman Sachs - Financial Square Government Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Goldman Sachs - Financial Square Government Fund [Member]
Description of Investment	Money Market Funds [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 35,462
Investment, Identifier [Axis]: Goldman Sachs - Short Duration Bond R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Goldman Sachs - Short Duration Bond R6 [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 21,772
Investment, Identifier [Axis]: MFS - Mid Cap Value R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	MFS - Mid Cap Value R6 [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 19,747
Investment, Identifier [Axis]: Nuveen - International Equity Index Fund R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Nuveen - International Equity Index Fund R6 [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 29,827
Investment, Identifier [Axis]: Vanguard - Growth Index Admiral [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Growth Index Admiral [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 117,273
Investment, Identifier [Axis]: Vanguard - Mid-Cap Growth Index Admiral [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Mid-Cap Growth Index Admiral [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 34,687
Investment, Identifier [Axis]: Vanguard - Small Cap Growth Index Admiral [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Small Cap Growth Index Admiral [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 20,808
Investment, Identifier [Axis]: Vanguard - Target Retirement 2020 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2020 Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 13,343
Investment, Identifier [Axis]: Vanguard - Target Retirement 2025 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2025 Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 3,244
Investment, Identifier [Axis]: Vanguard - Target Retirement 2030 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2030 Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 84,326
Investment, Identifier [Axis]: Vanguard - Target Retirement 2035 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2035 Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 51,618
Investment, Identifier [Axis]: Vanguard - Target Retirement 2050 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2050 Fund [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 15,243
Investment, Identifier [Axis]: WCM - WCM Focused International Growth Instl [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	WCM - WCM Focused International Growth Instl [Member]
Description of Investment	Mutual Fund [Member]
Participant-Directed Investments Status	Participant-Directed Investments [Member]	[1]
Current Value	$ 10,293

[1]	The cost of participant-directed investments is not required to be disclosed.
[2]	Indicates a party-in-interest as defined by ERISA.